Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

Acquisition	Amount
Balance as of March 14, 2023	$-
Acquisition of Legacy CXApp	44,122
Balance as of March 31, 2023	$44,122

Schedule of intangible assets
	March 31, 2023 (Successor)				December 31, 2022 (Predecessor)
	Weighted Average Remaining Useful Life (Years)	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Trade Name/Trademarks	7 years	$3,294	$(20)	$3,274	$2,183	$(725)	$1,458
Customer Relationships	5 years	5,604	(47)	5,557	6,401	(1,765)	4,636
Developed Technology	10 years	9,268	(38)	9,230	15,179	(3,398)	11,781
Non-compete Agreements		-	-	-	3,150	(1,736)	1,414
Patents and Intellectual Property	10 years	2,703	(11)	2,692	-	-	-
Totals		$20,869	$(116)	$20,753	$26,913	$(7,624)	$19,289

Schedule of future amortization expense

For the Years Ending December 31,	Amount
2023	$2,091
2024	2,788
2025	2,788
2026	2,788
2027	2,788
2028 and thereafter	7,510
Total	$20,753